CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY R$ in Thousands, $ in Thousands	CAPITAL STOCK USD ($)	CAPITAL STOCK BRL (R$)	CAPITAL RESERVES BRL (R$)	LEGAL BRL (R$)	STATUTORY BRL (R$)	RETAINED EARNINGS BRL (R$)	UNREALIZED PROFIT BRL (R$)	EQUITY VALUATION ADJUSTMENT EFFECTS BRL (R$)	ACCUMULATED LOSSES BRL (R$)	ACCUMULATED OTHER COMPREHENSIVE LOSS BRL (R$)	EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY BRL (R$)	MINORITY SHAREHOLDERS BRL (R$)	BRL (R$)
Equity at beginning of the year at Dec. 31, 2014		R$ 31,305,331	R$ 26,048,342	R$ 2,233,017	R$ 26,022			R$ 42,947	R$ (3,195,151)	R$ (3,116,108)	R$ 53,344,400	R$ 308,949	R$ 53,653,349
Accumulative conversion adjustments										67,482	67,482		67,482
Post-employment benefit adjustments										247,803	247,803		247,803
Fair value of financial instruments available for sale										(113,241)	(113,241)		(113,241)
Deferred Income tax and social contribution over other comprehensive income										38,502	38,502		38,502
Adjustment of Subsidiary / Associates									2,415	(243,909)	(241,494)	(149,690)	(391,184)
Financial instruments - hedge										(468)	(468)		(468)
Equity valuation adjustments								(3,495)	3,495
Net Income (Loss) for year									(11,405,085)		(11,405,085)	(512,051)	(11,917,136)
Proposed dividends					(26,022)						(26,022)		(26,022)
Unclaimed shareholders' compensation - statute of limitations									21,508		21,508		21,508
Absorption of losses				(2,233,017)					2,233,017
Equity at end of the year at Dec. 31, 2015		R$ 31,305,331	26,048,342					39,452	(12,339,801)	(3,119,939)	41,933,385	(352,792)	41,580,593
Accumulative conversion adjustments										(32,286)	(32,286)		(32,286)
Post-employment benefit adjustments										(178,854)	(178,854)		(178,854)
Fair value of financial instruments available for sale										138,520	138,520		138,520
OCI associated with assets held for sale										(9,891)	(9,891)		(9,891)
Deferred Income tax and social contribution over other comprehensive income										(47,097)	(47,097)		(47,097)
Adjustment of Subsidiary / Associates										(783,110)	(783,110)	126,872	(656,238)
Financial instruments - hedge										11,683	11,683		11,683
Equity valuation adjustments								(6,191)	10,442		4,251		4,251
Constitution of reserves				171,295	1,747,209	R$ 713,803	R$ 386,375		(3,018,682)
Net Income (Loss) for year									3,584,528		3,584,528	87,377	3,671,906
Proposed dividends									(433,962)		(433,962)		(433,962)
Unclaimed shareholders' compensation - statute of limitations									16,303		16,303		16,303
Absorption of losses			(12,181,172)						12,181,172
Equity at end of the year at Dec. 31, 2016	$ 31,305,331		13,867,170	171,295	1,747,209	713,803	386,375	33,261		(4,020,974)	44,203,470	(138,543)	44,064,927
Sale of Investments												363,064	363,064
Accumulative conversion adjustments										2,445	2,445		2,445
Post-employment benefit adjustments										(193,024)	(193,024)		(193,024)
Fair value of financial instruments available for sale										92,299	92,299		92,299
Deferred Income tax and social contribution over other comprehensive income									(4,311)	(31,382)	(31,382)		(31,382)
Adjustment of Subsidiary / Associates									4,311	10,775	15,086	150,520	165,606
Result of the acquisition of investees									28,874	(43,801)	(14,927)		(14,927)
Financial instruments - hedge										6,250	6,250		6,250
Equity valuation adjustments								(10,827)	10,827
Net Income (Loss) for year									(1,763,805)		(1,763,805)	38,114	(1,725,691)
Unclaimed shareholders' compensation - statute of limitations									22,967		22,967		22,967
Absorption of losses					(1,696,826)				R$ 1,696,826
Equity at end of the year at Dec. 31, 2017	$ 31,305,331		R$ 13,867,170	R$ 171,295	R$ 50,383	R$ 713,803	R$ 386,375	R$ 22,434		R$ (4,177,412)	R$ 42,339,379	R$ 413,155	R$ 42,752,532